UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    40 North Industries LLC
Address: 9 West 57th Street, 30th Floor
         New York, New York  10019

13F File Number:  028-14260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence Palermo
Title:     Chief Financial Officer
Phone:     212-821-1623

Signature, Place, and Date of Signing:

 /s/  Lawrence Palermo     New York, New York     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $470,832 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMC NETWORKS INC               CL A             00164V103     2376    54600 SH       SOLE                    54600        0        0
APPLE INC                      COM              037833100    20985    31450 SH       SOLE                    31450        0        0
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106    19442   580893 SH       SOLE                   580893        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     7548   400000 SH  CALL SOLE                   400000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     9435   500000 SH  PUT  SOLE                   500000        0        0
CIGNA CORPORATION              COM              125509109    20000   424000 SH       SOLE                   424000        0        0
COMPUWARE CORP                 COM              205638109    10901  1100000 SH       SOLE                  1100000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    17628   527000 SH       SOLE                   527000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    20043  2275000 SH       SOLE                  2275000        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    18394   293500 SH       SOLE                   293500        0        0
GENCORP INC                    COM              368682100     3464   365000 SH       SOLE                   365000        0        0
GENWORTH FINL INC              COM CL A         37247D106     8002  1530000 SH       SOLE                  1530000        0        0
HARVEST NATURAL RESOURCES IN   COM              41754V103     5718   641000 SH       SOLE                   641000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     6796   495000 SH       SOLE                   495000        0        0
HESS CORP                      COM              42809H107    20169   375450 SH       SOLE                   375450        0        0
HEWLETT PACKARD CO             COM              428236103    13733   805000 SH       SOLE                   805000        0        0
HILLSHIRE BRANDS CO            COM              432589109    12854   480000 SH       SOLE                   480000        0        0
ILLUMINA INC                   COM              452327109     4819   100000 SH  CALL SOLE                   100000        0        0
IRON MTN INC                   COM              462846106     7334   215000 SH       SOLE                   215000        0        0
ISHARES TR                     DJ US REAL EST   464287739    23821   370000 SH  PUT  SOLE                   370000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     8342   817000 SH       SOLE                   817000        0        0
KRAFT FOODS INC                CL A             50075N104    10984   246000 SH       SOLE                   246000        0        0
LONE PINE RES INC              COM              54222A106     2019  1293923 SH       SOLE                  1293923        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    53099   988625 SH       SOLE                   988625        0        0
NEXEN INC                      COM              65334H102    32765  1293000 SH       SOLE                  1293000        0        0
NOVACOPPER INC                 COM              66988K102      336   156249 SH       SOLE                   156249        0        0
NOVAGOLD RES INC               COM NEW          66987E206     5250   937495 SH       SOLE                   937495        0        0
RENTECH INC                    COM              760112102    18573  7550000 SH       SOLE                  7550000        0        0
SUNCOKE ENERGY INC             COM              86722A103    10123   628000 SH       SOLE                   628000        0        0
TPC GROUP INC                  COM              89236Y104    10550   258510 SH       SOLE                   258510        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104    18842   334917 SH       SOLE                   334917        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     9585   710000 SH       SOLE                   710000        0        0
YAHOO INC                      COM              984332106    36902  2310000 SH       SOLE                  2310000        0        0